Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2023			$ 214,824	$ 13,647	$ 2,513	$ 146,043	$ 131
Statement Line Items [Line Items]
Issued during the period			0
Stock-based compensation (note 9)					132
Net income (loss)	$ 12,699					12,699
Dividends paid on common and preferred shares						(897)
Other comprehensive income (loss)							(58)
Balance, end of the period at Jan. 31, 2024	389,034	$ 228,471	214,824		2,645	157,845	73
Balance, beginning of the period at Oct. 31, 2024	399,203		215,610	$ 0	2,485	181,238	(130)
Statement Line Items [Line Items]
Issued during the period			114,879
Stock-based compensation (note 9)					55
Net income (loss)	8,143					8,143
Dividends paid on common and preferred shares						(813)
Other comprehensive income (loss)							(172)
Balance, end of the period at Jan. 31, 2025	$ 521,295	$ 330,489	$ 330,489		$ 2,540	$ 188,568	$ (302)